WPG Partners Small Cap Value Diversified Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communication Services - 1.5%
Cargurus, Inc. (a)	4,260	$150,293
IAC, Inc. (a)(b)	9,828	344,668
		494,961

Consumer Discretionary - 6.5%
Academy Sports & Outdoors, Inc. (b)	5,970	288,053
ADT, Inc.	38,524	317,823
Advance Auto Parts, Inc. (b)	4,110	213,227
Century Communities, Inc.	3,128	204,227
Dave & Buster's Entertainment, Inc. (a)	4,221	73,825
Driven Brands Holdings, Inc. (a)(b)	31,130	454,809
Fox Factory Holding Corp. (a)	7,154	105,808
Gentherm, Inc. (a)	6,142	219,085
Gildan Activewear, Inc. (b)	1,983	110,691
Under Armour, Inc., Class A - Class A (a)(b)	23,397	108,094
		2,095,642

Consumer Staples - 2.2%
BellRing Brands, Inc. (a)	6,014	185,773
Freshpet, Inc. (a)(b)	1,618	92,485
Grocery Outlet Holding Corp. (a)(b)	19,879	221,253
Nomad Foods Ltd.	17,166	209,940
		709,451

Energy - 9.1%
Antero Resources Corp. (a)	7,290	265,575
Atlas Energy Solutions, Inc. (b)	12,435	107,190
BKV Corp. (a)	24,081	664,876
DHT Holdings, Inc.	25,425	331,288
Expro Group Holdings NV (a)(b)	16,483	229,938
Kodiak Gas Services, Inc.	5,455	192,016
Liberty Energy, Inc. (b)	17,061	303,344
Scorpio Tankers, Inc.	7,404	424,471
SM Energy Co. (b)	11,492	218,923
Viper Energy, Inc. - Class A	5,892	215,235
		2,952,856

Financials - 18.8%
BGC Group, Inc. - Class A	64,578	561,829
CNO Financial Group, Inc.	12,322	504,339
Enterprise Financial Services Corp.	11,736	640,903
First BanCorp (b)	19,502	385,555
FirstCash Holdings, Inc.	601	95,204
Hanover Insurance Group, Inc.	1,445	268,120
National Bank Holdings Corp. - Class A	12,147	451,990
Popular, Inc.	2,545	291,937
Primerica, Inc.	1,203	309,556
Prosperity Bancshares, Inc. (b)	10,924	750,588
SLM Corp. (b)	22,017	645,098
Webster Financial Corp.	10,417	620,853
WesBanco, Inc.	17,405	561,659
		6,087,631

Health Care - 10.0%
Acadia Healthcare Co., Inc. (a)	6,399	110,063
Aveanna Healthcare Holdings, Inc. (a)	31,951	298,422
Enovis Corp. (a)	18,528	560,842
Haemonetics Corp. (a)	4,200	341,670
Halozyme Therapeutics, Inc. (a)(b)	3,127	223,268
Option Care Health, Inc. (a)(b)	6,127	190,550
Phreesia, Inc. (a)(b)	13,675	280,201
PTC Therapeutics, Inc. (a)	5,268	452,995
Teleflex, Inc.	6,677	763,982
		3,221,993

Industrials - 17.6%
ABM Industries, Inc.	10,673	458,939
Allegiant Travel Co. (a)	2,235	169,860
Arcosa, Inc.	3,315	353,180
BrightView Holdings, Inc. (a)	40,311	508,725
First Advantage Corp. (a)(b)	10,913	151,472
Generac Holdings, Inc. (a)(b)	874	132,525
Gibraltar Industries, Inc. (a)	5,303	264,938
GXO Logistics, Inc. (a)(b)	9,145	464,017
Hillman Solutions Corp. (a)	39,036	341,565
Hub Group, Inc. - Class A	7,452	287,424
Knight-Swift Transportation Holdings, Inc.	11,155	510,899
Maximus, Inc.	6,742	580,419
MYR Group, Inc. (a)	1,811	406,243
Regal Rexnord Corp.	2,222	324,390
Star Bulk Carriers Corp.	18,192	362,021
Timken Co. (b)	2,699	219,671
UFP Industries, Inc.	1,630	151,574
		5,687,862

Information Technology - 11.8%
ASGN, Inc. (a)	4,553	204,930
Crane NXT Co. (b)	8,262	465,151
Diodes, Inc. (a)	3,899	180,173
Littelfuse, Inc.	646	165,389
NCR Voyix Corp. (a)(b)	58,262	589,029
Onto Innovation, Inc. (a)	2,485	355,753
Ralliant Corp.	1,634	80,670
Semtech Corp. (a)	3,066	227,374
Silicon Motion Technology Corp. - ADR	6,683	594,520
Teradata Corp. (a)	24,283	695,465
Tower Semiconductor Ltd. (a)	2,412	260,761
		3,819,215

Materials - 10.6%
Alcoa Corp.	8,319	347,235
Ashland, Inc. (b)	6,095	322,426
Capstone Copper Corp. (a)	39,719	352,723
Commercial Metals Co.	5,700	363,546
Constellium SE (a)	22,055	370,745
Huntsman Corp.	17,918	186,706
Ingevity Corp. (a)	6,076	317,349
Louisiana-Pacific Corp.	1,814	148,766
Sonoco Products Co.	5,617	236,869
thyssenkrupp AG	42,586	465,963
Warrior Met Coal, Inc.	4,221	330,462
		3,442,790

Real Estate - 5.7%
Brixmor Property Group, Inc.	23,946	625,948
Broadstone Net Lease, Inc.	21,904	384,853
Getty Realty Corp.	19,346	550,781
Newmark Group, Inc. - Class A	15,560	270,433
		1,832,015

Utilities - 4.8%
Black Hills Corp.	6,348	468,419
IDACORP, Inc.	1,810	238,522
Portland General Electric Co. (b)	8,270	420,281
Spire, Inc.	4,847	429,735
		1,556,957
TOTAL COMMON STOCKS (Cost $28,656,240)		31,901,373

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.7%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (c)	7,008,961	7,008,961
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,008,961)		7,008,961

TOTAL INVESTMENTS - 120.3% (Cost $35,665,201)		38,910,334
Liabilities in Excess of Other Assets - (20.3)%		(6,552,877)
TOTAL NET ASSETS - 100.0%		$32,357,457

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt
LLC - Limited Liability Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $6,863,342.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

WPG Partners Small Cap Value Diversified Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$31,435,410	$465,963	$–	$31,901,373
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	7,008,961
Total Investments	$31,435,410	$465,963	$–	$38,910,334

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,008,961 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.